Subsequent Events	6 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 6 - SUBSEQUENT EVENTS

The following are the significant events that took place subsequent to June 30, 2024:

A.	As of August 15, 2024, we have sold additional 2,504,863 Ordinary Shares under the ATM Facility, having aggregate gross proceeds of $1,771 thousand and aggregate net proceeds of $1,727 thousand.

B.	On July 2, 2024, the Company granted 1,061,814 options and 884,860 restricted share units (“RSUs”) to purchase an aggregate of 1,946,674 Ordinary Shares to 67 optionees of the Company, as follows: (i) 543,778 options and 453,149 RSUs to seven officers of the Company; and (ii) 518,036 options and 431,711 RSUs to 60 employees of the Company. One quarter of the options granted to the officers will vest after one year and the remaining 75% will vest in twelve (12) equal quarterly installments over a period of three years from July 2, 2025. The options granted to the 60 employees will vest in four equal installments over a period of four years from the date of grant. The RSUs granted to the officers and employees will vest on the same terms as the options, commencing on the earliest date of: (i) the Company receiving U.S. Food and Drug Administration approval for its ProSense system for breast cancer treatment or (ii) the consummation of an equity investment in the Company of at least $15M following the date of the grant.